Statements of Cash Flows (Unaudited) (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Statements Of Cash Flows
Net loss	$ (450)	$ (573)	$ (1,616)	$ 54
Depreciation	60	25	75	48
Amortization of deferred loan fees	(120)	(39)	(110)	(86)
Amortization of debt issuance costs	97	110	197	928
Provision for loan losses	483	978	2,377	1,322
Accretion of allowance for loan losses on restructured loans	(48)	(42)	(64)	(110)
Accretion of loan discount	(9)	(23)	(27)	(98)
Accrued interest receivable	(16)	82	214	418
Other assets	(196)	(109)	180	194
Other liabilities and accrued interest payable	(4)	(387)	191	(274)
Net cash (used in) provided by operating activities	(203)	22	1,417	2,396
Loan purchases		(303)	(925)	(10,540)
Loan originations	(4,305)	(1,185)	(7,364)	(292)
Loan sales	5,390		375	33,697
Loan principal collections, net	8,766	4,319	15,591	36,425
Purchase of property and equipment	(4)	(52)	(228)	(33)
Net cash provided by investing activities	9,847	2,779	7,449	59,257
Net change in borrowings from financial institutions	(8,494)	(1,100)	(3,950)	(59,387)
Net changes in notes payable	(1,302)	(2,217)	(7,424)	(6,247)
Debt issuance costs	(66)	(57)	(57)	(368)
Purchase of interest rate caps				(148)
Purchase of preferred units	(45)
Dividends paid on preferred units	(157)	(170)	(337)	(412)
Net cash used in financing activities	(10,064)	(3,544)	(11,768)	(66,562)
Net increase in cash	(420)	(743)	(2,902)	(4,909)
Cash at beginning of period	7,078	9,980	9,980	14,889
Cash at end of period	6,658	9,237	7,078	9,980
Interest paid	3,831	3,780	7,993	10,051
Income taxes paid			3
Change in value of market cap		(53)	73	72
Change in value of interest rate swap				(518)
Transfer of loan to foreclosed assets	$ 1,374